Capital Management - Summary of Capital Managed (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term debt	$ 52.2	$ 51.0
Non-current portion of long-term debt	1,183.6	1,194.1
Long-term debt	1,235.8	1,245.1
Bank indebtedness	65.4	7.2
Less: cash and deposits	(148.3)	(193.9)
Net debt	1,152.9	1,058.4
Shareholders’ equity	2,286.0	2,001.7	$ 1,928.5
Total capital managed	$ 3,438.9	$ 3,060.1